CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 207	$ 196	$ 566	$ 550
Other comprehensive income, net of tax
Change in cash flow hedges	0	(4)	0	(25)
Reclassification to income on cash flow hedges	8	10	28	31
Other comprehensive income, net of tax	8	6	28	6
Comprehensive income	215	202	594	556
Comprehensive income attributable to noncontrolling interests	(103)	(103)	(293)	(262)
Series 1 Preferred unit distributions	0	0	0	(29)
Accretion of discount on Series 1 Preferred units	0	0	0	(8)
Comprehensive income attributable to common units and i-units	$ 112	$ 99	$ 301	$ 257